Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR ETF TRUST
Prospectus Date	rr_ProspectusDate	Feb. 08, 2022
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2022